PROPERTY AND EQUIPMENT (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT
Property and equipment consist of the following (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Computer equipment	$448	$416
Furniture & fixtures	176	149
Data warehouse	286	286
Software	197	197
Total cost	1,107	1,048
Less accumulated depreciation and amortization	(782)	(728)
Property and equipment, net	$325	$320
The useful life of computer equipment, software, furniture and fixtures, and the data warehouse is three years.
Depreciation and amortization expense for the three months ended March 31, 2024 and 2023 was $54,000 and $66,000, respectively. The amounts are included in general and administrative expenses in the condensed consolidated statements of operations.

NOTE 5 – PROPERTY AND EQUIPMENT
Property and equipment consist of the following (in thousands):

	December 31,
	2023	2022
Computer equipment	$416	$333
Furniture and fixtures	149	15
Data warehouse	286	286
Software	197	197
Total Cost	1,048	831
Less accumulated depreciation and amortization	(728)	(456)
Property and Equipment	$320	$375
The useful life of computer equipment, furniture and fixtures, software and the data warehouse is 3 years.
Depreciation and amortization expenses for the years ended December 31, 2023 and 2022 were $272,000 and $259,000, respectively. The amounts are included in general and administrative expenses in the consolidated statements of operations.